UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     January 30, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $106,200 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      191     6455 SH       SOLE                     6455
                                                               104     3500 SH       OTHER                                      3500
Anadarko Petroleum             COM              032511107     8262   108244 SH       SOLE                   105369              2875
                                                                92     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     4973    54900 SH       SOLE                    53540              1360
                                                                48      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     8063   320337 SH       SOLE                   312528              7809
                                                               139     5511 SH       OTHER                    3240              2271
Blackrock MuniVest Fd          COM              09253r105      185    17685 SH       SOLE                    17685
                                                               197    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      190     9000 SH       SOLE                     9000
                                                                63     3000 SH       OTHER                                      3000
Cenovus Energy Inc             COM              15135u109     5268   158684 SH       SOLE                   154604              4080
                                                                 7      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     7631    71716 SH       SOLE                    69764              1952
                                                               582     5469 SH       OTHER                     725              4744
Conocophillips                 COM              20825C104     6521    89484 SH       SOLE                    87257              2227
                                                                39      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105      267    12140 SH       SOLE                    12140
                                                                81     3700 SH       OTHER                    1200              2500
Eagle Bancorp Inc              COM              268948106      258    17738 SH       SOLE                    17518               220
                                                                 8      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     3304   178289 SH       SOLE                   174269              4020
                                                                 6      300 SH       OTHER                     300
Exxon Mobil Corp               COM              30231g102      120     1410 SH       SOLE                      910               500
                                                               110     1300 SH       OTHER                     800               500
Hewlett-Packard Co             COM              428236103     5886   228511 SH       SOLE                   222805              5706
                                                                32     1255 SH       OTHER                     755               500
MDU Resources Group            COM              552690109     5855   272852 SH       SOLE                   266648              6204
                                                                91     4225 SH       OTHER                    1975              2250
Merck & Co Inc                 COM              58933Y105     4117   109193 SH       SOLE                   106565              2628
                                                                34      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     2978   114728 SH       SOLE                   112053              2675
                                                                19      750 SH       OTHER                     250               500
Middleburg Financial           COM              596094102      692    48546 SH       SOLE                    48346               200
                                                                27     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     3351   193229 SH       SOLE                   188644              4585
                                                                 5      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     6079    89408 SH       SOLE                    87078              2330
                                                                34      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     7070   122595 SH       SOLE                   119461              3134
                                                                68     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      432     5505 SH       SOLE                     5505
                                                               275     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103     8991   201449 SH       SOLE                   196417              5032
                                                               205     4603 SH       OTHER                    2353              2250
SPDR Tr Unit                   COM              78462f103      197     1574 SH       SOLE                     1574
                                                                16      130 SH       OTHER                     130
Spectra Energy                 COM              847560109     3866   125719 SH       SOLE                   122958              2761
                                                                14      440 SH       OTHER                     190               250
Stonegate Bk Ft Lauderdale     COM              861811107      208    14800 SH       SOLE                    14800
                                                                56     4000 SH       OTHER                                      4000
Torchmark Corp                 COM              891027104     3281    75615 SH       SOLE                    75615
Washington Real Estate         COM              939653101     5509   201439 SH       SOLE                   196497              4942
                                                               104     3805 SH       OTHER                    2255              1550